Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Non-cancellable Operating Lease Agreements

Future minimum lease payments under operating lease agreements at December 31, 2017 were as follows:

Year ended December 31,
$
2018	1,311,102
2019	1,302,945
2020	358,342
2021	53,692
2022 and thereafter	—
Total lease commitment	3,026,081